Variable Interest Entities - Assets and Liabilities in Statutory Accounts of VIEs (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	[1]	Dec. 31, 2014	[1]
Variable Interest Entity [Line Items]
Cash and cash equivalents		$ 1,255,000,000	$ 1,368,000,000	$ 1,044,000,000		$ 831,000,000
Book value of units in the Company's consolidated accounts	[2]	13,216,000,000	12,853,000,000
Amount due from related parties - current		217,000,000	376,000,000
Amounts due to related parties - current		10,000,000	83,000,000
SFL Deepwater Limited
Variable Interest Entity [Line Items]
Investment in finance lease		335,000,000	365,000,000
Amount due from related parties		4,000,000	4,000,000
Other assets (1)		6,000,000	2,000,000
Total assets		345,000,000	371,000,000
Short-term interest bearing debt		226,000,000	23,000,000
Long-term interest bearing debt		0	226,000,000
Other liabilities		3,000,000	3,000,000
Short-term debt due to related parties		0	0
Long-term debt due to related parties (2)	[3]	113,000,000	119,000,000
Total liabilities		342,000,000	371,000,000
Equity		3,000,000	0
Book value of units in the Company's consolidated accounts		385,000,000	409,000,000
SFL Hercules Limited
Variable Interest Entity [Line Items]
Investment in finance lease		326,000,000	360,000,000
Amount due from related parties		4,000,000	4,000,000
Other assets (1)		6,000,000	2,000,000
Total assets		336,000,000	366,000,000
Short-term interest bearing debt		27,000,000	28,000,000
Long-term interest bearing debt		224,000,000	251,000,000
Other liabilities		2,000,000	1,000,000
Short-term debt due to related parties		0	0
Long-term debt due to related parties (2)	[3]	80,000,000	86,000,000
Total liabilities		333,000,000	366,000,000
Equity		3,000,000	0
Book value of units in the Company's consolidated accounts		508,000,000	537,000,000
SFL Linus Limited
Variable Interest Entity [Line Items]
Investment in finance lease		431,000,000	483,000,000
Amount due from related parties		0	0
Other assets (1)		8,000,000	0
Total assets		439,000,000	483,000,000
Short-term interest bearing debt		48,000,000	51,000,000
Long-term interest bearing debt		261,000,000	305,000,000
Other liabilities		0	1,000,000
Short-term debt due to related parties		4,000,000	0
Long-term debt due to related parties (2)	[3]	121,000,000	126,000,000
Total liabilities		434,000,000	483,000,000
Equity		5,000,000	0
Book value of units in the Company's consolidated accounts		515,000,000	537,000,000
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		17,000,000	0
Dividend to non-controlling interests in VIEs		14,000,000	113,000,000
Affiliated Entity | SFL Hercules Ltd
Variable Interest Entity [Line Items]
Amount due from related parties - current			59,000,000
Affiliated Entity | SFL Deepwater Limited
Variable Interest Entity [Line Items]
Amount due from related parties - current			$ 26,000,000
Amounts due to related parties - current		$ 0

[1]	Text selection found with no content.
[2]	The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.
[3]	We present balances due to/from Ship Finance on a net basis, due to the fact that there is a right to offset established in the long-term loan agreements, and the balances are intended to be settled on a net basis. As at December 31, 2016, the balances offset were $26 million related to SFL Deepwater Ltd and $59 million related to SFL Hercules Ltd against "Long term debt due to related parties" within "Non-current liabilities" in the Consolidated Balance Sheet. As at December 31, 2017, we have no receivable balances presented against "Long term debt due to related parties" within "Non-current liabilities" in the Consolidated Balance Sheet.